Schedule of restricted share unit activities (Details)	6 Months Ended
Mar. 31, 2025 $ / shares shares
Share-Based Payment Arrangement [Abstract]
Number of RSUs, shares | shares
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares
Number of RSUs, Granted | shares	8,942,700
Weighted Average Grant Date Fair Value, Granted | $ / shares	$ 1.00
Number of RSUs, Vested | shares	(3,614,639)
Weighted Average Grant Date Fair Value, Vested | $ / shares	$ 1.03
Number of RSUs, Forfeited | shares	(46,928)
Weighted Average Grant Date Fair Value, Forfeited | $ / shares	$ 1.24
Number of RSUs, shares | shares	5,281,133
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 0.98